Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Intangible Assets [Abstract]
Trading rights	$ 64	$ 64
Trading platform system	20
Less: accumulated amortization	(7)
Intangible assets, net	$ 77	$ 64